OPERATING SEGMENTS:	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
OPERATING SEGMENTS:

NOTE 12 – OPERATING SEGMENTS:

Following the business combination of the AME business on April 6, 2026 (see note 4), the Company began managing and reporting its operations through two reportable segments: the AME and quantum segment and the medical technology segment. Prior to the business combination, the Company operated as a single reportable segment focused on medical technology activities. Accordingly, segment information is presented separately beginning with the six-month period ended June 30, 2026.

The Company’s chief operating decision maker reviews the Company’s internal reports for performance evaluation and resource allocations. The Company’s management determined the operating segments based on these reports. The chief operating decision maker examines the performance of the operating segments based on the measurement of operating loss. No information was presented on the assets and liabilities of the segments because these items are not analyzed by the main operational decision maker in segmentation.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer.

Segment description:

AME and Quantum hardware Segment

The AME segment comprises the Company’s additive manufacturing activities acquired from the Seller in April 2026. The segment develops, manufactures and commercializes additively manufactured electronics solutions, including electronic 3D printing systems which advancing our printed electronics capabilities to produce quantum connectivity products, related materials and consumables, spare parts, and related support and maintenance services.

Medical Technology Segment

The medical technology segment comprises the Company’s medical technology activities, primarily focused on the development and commercialization of respiratory support and blood monitoring technologies, including the INSPIRA ART100 system and the Company’s other medical technologies.

Prior to April 6, 2026, the Company operated as a single reportable segment. Accordingly, comparative information for the six months ended June 30, 2025 is not presented by segment.

The following table presents the Company’s segment information for the six months ended June 30, 2026:

1.	Segment information:

	For the Six months ended June 30, 2026
	Medical Technology	AME and Quantum Segment	Elimination of inter-segment transactions	Total
Segment revenues	-	1,554	-	1,554
Segment cost of revenues	-	(610)	-	(610)
Segment gross profit	-	944	-	944
Segment gross margin	-	61%	-	61%

Operating expenses
Research and development	(3,681)	(1,079)	-	(4,760)
General and administrative	(1,659)	(935)	-	(2,594)
Sales and marketing	(179)	(366)	-	(545)
Other income	19	-	-	19
Segment total operating expenses	(5,500)	(2,380)	-	(7,880)

Segment operating loss	(5,500)	(1,436)	-	(6,936)

Interest income from deposits	-	-	-	22
Finance income (expenses), net	-	-	-	560
Net loss and comprehensive loss	-	-	-	(6,354)
2.	Major Customers:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Customer A	22%
Customer B	25%
Customer C	27%
Customer D		100%

3.	Geographical Information:

The following table presents the Company’s revenues from external customers by geographic area, based on the location of the customer:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Europe	980
Other	397
USA	177	289
Total revenues	1,554	289